GMO Benchmark-Free Fund Expense Example - GMO Benchmark-Free Fund - Class III	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	$ 780